NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$ (1,174,015)	$ (153,026)
Net (Loss) attributable to Crown Equity Holdings, Inc.	$ (1,174,015)	$ (153,026)
Denominator:
Weighted average common and common equivalent shares outstanding-basic and diluted	12,428,674	11,936,422
Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$ (0.09)	$ (0.01)
Diluted	$ (0.09)	$ (0.01)